Segments - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2021	Aug. 04, 2021
Revenue, Major Customer [Line Items]
Number of operating segments	2
Opex
Revenue, Major Customer [Line Items]
Ownership percentage sold		49.00%
Akal
Revenue, Major Customer [Line Items]
Ownership percentage sold		49.00%